UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

(617) 449-2810

(Registrant’s telephone number, including area code)

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of April 30, 2011 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)

Common Stocks – 96.9% of Net Assets

Lodging – 1.6%
90,000	Starwood Hotels & Resorts Worldwide, Inc.	$5,361,300

Real Estate – 0.9%
163,000	Brookfield Properties Corp.	3,224,140

Real Estate Investment Trusts – 94.4%

	REITs - Apartments – 16.5%
55,000	American Campus Communities, Inc.	1,933,250
134,000	AvalonBay Communities, Inc.	16,965,740
137,600	Camden Property Trust	8,634,400
139,300	Campus Crest Communities, Inc.	1,646,526
415,000	Equity Residential	24,783,800
19,700	Essex Property Trust, Inc.	2,668,956

		56,632,672

	REITs - Diversified – 12.9%
115,000	American Assets Trust, Inc.	2,539,200
107,000	CoreSite Realty Corp.	1,689,530
51,600	Digital Realty Trust, Inc.	3,113,544
248,900	DuPont Fabros Technology, Inc.	6,088,094
117,400	Entertainment Properties Trust	5,589,414
243,000	Liberty Property Trust	8,546,310
173,000	Vornado Realty Trust	16,725,640

		44,291,732

	REITs - Health Care – 11.1%
362,000	HCP, Inc.	14,342,440
80,000	Health Care REIT, Inc.	4,301,600
287,000	Nationwide Health Properties, Inc.	12,570,600
310,000	Omega Healthcare Investors, Inc.	7,117,600

		38,332,240

	REITs - Hotels – 4.5%
690,000	Host Hotels & Resorts, Inc.	12,275,100
145,000	Pebblebrook Hotel Trust	3,110,250

		15,385,350

	REITs - Manufactured Homes – 1.2%
68,000	Equity Lifestyle Properties, Inc.	4,067,760

	REITs - Office Property – 12.0%
56,000	Alexandria Real Estate Equities, Inc.	4,600,400
296,000	BioMed Realty Trust, Inc.	5,872,640
170,500	Boston Properties, Inc.	17,822,365
42,000	Corporate Office Properties Trust	1,478,820
221,300	Kilroy Realty Corp.	9,281,322
111,100	Piedmont Office Realty Trust, Inc., Class A	2,210,890

		41,266,437

Shares	Description	Value (†)
Common Stocks – continued
Real Estate Investment Trusts – continued

	REITs - Regional Malls – 14.2%
223,000	Macerich Co. (The)	$11,778,860
313,000	Simon Property Group, Inc.	35,851,020
20,500	Taubman Centers, Inc.	1,192,075

		48,821,955

	REITs - Shopping Centers – 8.9%
355,000	Developers Diversified Realty Corp.	5,232,700
118,000	Federal Realty Investment Trust	10,332,080
460,000	Kite Realty Group Trust	2,392,000
181,900	Ramco-Gershenson Properties Trust	2,344,691
171,500	Regency Centers Corp.	8,070,790
204,400	Retail Opportunity Investments Corp.	2,307,676

		30,679,937

	REITs - Single Tenant – 1.1%
106,700	National Retail Properties, Inc.	2,810,478
30,000	Realty Income Corp.	1,066,500

		3,876,978

	REITs - Storage – 7.2%
380,000	Extra Space Storage, Inc.	8,227,000
140,000	Public Storage	16,423,400

		24,650,400

	REITs - Warehouse/Industrials – 4.8%
224,000	AMB Property Corp.	8,153,600
572,800	DCT Industrial Trust, Inc.	3,327,968
315,000	First Potomac Realty Trust	5,112,450

		16,594,018

	Total Real Estate Investment Trusts	324,599,479

	Total Common Stocks (Identified Cost $254,138,513)	333,184,919

Principal Amount

Short-Term Investments – 3.2%
$10,845,638	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2011 at 0.000% to be repurchased at $10,845,638 on 5/02/2011 collateralized by $10,955,000 Federal Home Loan Mortgage Corp., 2.500% due 1/14/2016 valued at $11,064,550 including accrued interest(b) (Identified Cost $10,845,638)	10,845,638

	Total Investments – 100.1% (Identified Cost $264,984,151)(a)	344,030,557
	Other Assets Less Liabilities – (0.1)%	(251,749)

	Net Assets – 100.0%	$343,778,808

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2011, the net unrealized appreciation on investments based on a cost of $264,984,151 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$79,153,058
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(106,652)

Net unrealized appreciation	$79,046,406

At January 31, 2011, the Fund had a capital loss carryforward of $25,996,938 of which $3,777,617 expires on January 31, 2017 and $22,219,321 expires on January 31, 2018. At January 31, 2011, post-October capital loss deferrals were $1,046. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused.

(b)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$333,184,919	$—	$—	$333,184,919
Short-Term Investments	—	10,845,638	—	10,845,638

Total	$333,184,919	$10,845,638	$—	$344,030,557

*	Major categories of the Fund’s investments are included above.

Industry Summary at April 30, 2011 (Unaudited)

Apartments	16.5%
Regional Malls	14.2
Diversified	12.9
Office Property	12.0
Health Care	11.1
Shopping Centers	8.9
Storage	7.2
Warehouse/Industrials	4.8
Hotels	4.5
Other Investments, less than 2% each	4.8
Short-Term Investments	3.2

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 17, 2011

By: /s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	June 17, 2011